Investments - Gross unrealized losses on securities by investment category and length of time that have been in a continuous unrealized loss position (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Total fixed maturities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (148)	$ (251)
Fair Value - Less than twelve months	$ 6,618	$ 7,367
Fair Value as % of Cost - Less than twelve months	98.00%	97.00%
Unrealized Loss - Twelve months or more	$ (47)	$ (70)
Fair Value - Twelve months or more	$ 1,001	$ 880
Fair Value as % of Cost - Twelve months or more	96.00%	93.00%
U.S. Government and government agencies
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ 0
Fair Value - Less than twelve months	$ 8	$ 4
Fair Value as % of Cost - Less than twelve months	100.00%	100.00%
Unrealized Loss - Twelve months or more	$ (3)	$ (3)
Fair Value - Twelve months or more	$ 7	$ 15
Fair Value as % of Cost - Twelve months or more	70.00%	83.00%
States, municipalities and political subdivisions
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (38)	$ (25)
Fair Value - Less than twelve months	$ 1,288	$ 1,031
Fair Value as % of Cost - Less than twelve months	97.00%	98.00%
Unrealized Loss - Twelve months or more	$ (4)	$ (7)
Fair Value - Twelve months or more	$ 12	$ 103
Fair Value as % of Cost - Twelve months or more	75.00%	94.00%
Residential MBS
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (4)	$ (2)
Fair Value - Less than twelve months	$ 298	$ 180
Fair Value as % of Cost - Less than twelve months	99.00%	99.00%
Unrealized Loss - Twelve months or more	$ (3)	$ (4)
Fair Value - Twelve months or more	$ 91	$ 99
Fair Value as % of Cost - Twelve months or more	97.00%	96.00%
Commercial MBS
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (1)	$ 0
Fair Value - Less than twelve months	$ 93	$ 74
Fair Value as % of Cost - Less than twelve months	99.00%	100.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 0	$ 13
Fair Value as % of Cost - Twelve months or more	0.00%	100.00%
Asset-backed securities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (18)	$ (29)
Fair Value - Less than twelve months	$ 1,295	$ 1,849
Fair Value as % of Cost - Less than twelve months	99.00%	98.00%
Unrealized Loss - Twelve months or more	$ (17)	$ (8)
Fair Value - Twelve months or more	$ 551	$ 355
Fair Value as % of Cost - Twelve months or more	97.00%	98.00%
Corporate and other
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (87)	$ (195)
Fair Value - Less than twelve months	$ 3,636	$ 4,229
Fair Value as % of Cost - Less than twelve months	98.00%	96.00%
Unrealized Loss - Twelve months or more	$ (20)	$ (48)
Fair Value - Twelve months or more	$ 340	$ 295
Fair Value as % of Cost - Twelve months or more	94.00%	86.00%
Total equity securities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (10)	$ (35)
Fair Value - Less than twelve months	$ 123	$ 251
Fair Value as % of Cost - Less than twelve months	92.00%	88.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 3	$ 5
Fair Value as % of Cost - Twelve months or more	100.00%	100.00%
Common stocks
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (9)	$ (35)
Fair Value - Less than twelve months	$ 91	$ 228
Fair Value as % of Cost - Less than twelve months	91.00%	87.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 3	$ 0
Fair Value as % of Cost - Twelve months or more	100.00%	0.00%
Perpetual preferred stocks
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (1)	$ 0
Fair Value - Less than twelve months	$ 32	$ 23
Fair Value as % of Cost - Less than twelve months	97.00%	100.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 0	$ 5
Fair Value as % of Cost - Twelve months or more	0.00%	100.00%